STATEMENT OF INVESTMENTS
BNY Mellon Global Dynamic Bond Income Fund

July 31, 2020 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 91.3%
Australia - 3.4%
Australia, Sr. Unscd. Bonds, Ser. 144	AUD	3.75	4/21/2037	150,000		146,855
Australia, Sr. Unscd. Bonds, Ser. 150	AUD	3.00	3/21/2047	3,120,000		2,872,420
Treasury Corp. of Victoria, Govt. Gtd. Notes	AUD	2.25	11/20/2034	1,660,000		1,254,275
					4,273,550
Austria - 1.6%
ams, Sr. Unscd. Notes	EUR	6.00	7/31/2025	321,000		384,162
ams, Sr. Unscd. Notes, Ser. JUI	EUR	6.00	7/31/2025	176,000		210,631
Austria, Sr. Unscd. Notes	EUR	3.15	6/20/2044	160,000	[b]	326,045
CA Immobilien Anlagen, Sr. Unscd. Notes	EUR	0.88	2/5/2027	400,000		450,311
JBS Investments, Gtd. Notes		6.25	2/5/2023	630,000		636,930
					2,008,079
Azerbaijan - 1.0%
Azerbaijan, Sr. Unscd. Bonds		5.13	9/1/2029	693,000		744,649
Azerbaijan, Sr. Unscd. Notes		4.75	3/18/2024	470,000		507,977
					1,252,626
Bolivia - .4%
Bolivian, Sr. Unscd. Notes		4.50	3/20/2028	500,000		447,500
British Virgin - .5%
Greenland Global Investment, Gtd. Notes		6.13	4/22/2023	640,000		633,061
Canada - 2.3%
Bank of Montreal, Covered Bonds		2.10	6/15/2022	530,000		546,735
Bombardier, Sr. Unscd. Notes		6.13	1/15/2023	360,000	[b]	309,960
Canada Housing Trust No. 1, Govt. Gtd. Bonds	CAD	2.10	9/15/2029	2,550,000	[b]	2,112,324
					2,969,019
Cayman Islands - 1.5%
Country Garden Holdings, Sr. Scd. Bonds		7.25	4/4/2021	439,000		439,870
CSN Islands XI, Gtd. Notes		6.75	1/28/2028	329,000		305,970
Sable International Finance, Sr. Scd. Notes		5.75	9/7/2027	476,000	[b]	500,109
Wynn Macau, Sr. Unscd. Notes		5.50	1/15/2026	670,000		674,187
					1,920,136
Colombia - 1.3%
Colombia, Bonds	COP	6.00	4/28/2028	4,018,500,000		1,128,355

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a] Value ($)
Bonds and Notes - 91.3% (continued)
Colombia - 1.3% (continued)
Colombia, Bonds	COP	7.50	8/26/2026	1,834,200,000	568,784
					1,697,139
Czech Republic - 1.2%
Czech Republic, Bonds, Ser. 120	CZK	1.25	2/14/2025	32,180,000	1,486,248
Denmark - 1.0%
Jyske Realkredit, Covered Bonds, Ser. 321E	DKK	1.00	4/1/2021	3,600,000	574,950
Orsted, Sr. Unscd. Notes	GBP	4.88	1/12/2032	390,000	718,458
					1,293,408
Dominican Republic - .6%
Dominican Republic, Sr. Unscd. Bonds		7.45	4/30/2044	420,000	474,810
Dominican Republic, Sr. Unscd. Bonds		7.50	5/6/2021	301,667	312,904
					787,714
Ecuador - .4%
Ecuador, Sr. Unscd. Notes		8.88	10/23/2027	990,000	506,138
Ethiopia - .5%
Ethiopia, Sr. Unscd. Notes		6.63	12/11/2024	600,000	597,863
Finland - .8%
CRH Finland Services, Gtd. Notes	EUR	0.88	11/5/2023	519,000	625,680
Nokia, Sr. Unscd. Notes	EUR	2.38	5/15/2025	330,000	407,420
					1,033,100
France - 2.8%
Altice France, Sr. Scd. Notes	EUR	3.38	1/15/2028	143,000	165,344
Banijay Entertainment, Sr. Scd. Bonds	EUR	3.50	3/1/2025	294,000	339,391
BNP Paribas, Jr. Sub. Notes		7.38	8/19/2025	550,000	611,570
Covivio, Sr. Unscd. Notes	EUR	1.63	6/23/2030	500,000	596,248
Electricite de France, Jr. Sub. Notes	GBP	6.00	1/29/2026	100,000	142,188
JCDecaux, Sr. Unscd. Notes	EUR	2.00	10/24/2024	600,000	[c] 735,619
Loxam, Sr. Scd. Notes	EUR	2.88	4/15/2026	580,000	628,554
Societe Generale, Jr. Sub. Notes	EUR	6.75	4/7/2021	243,000	288,678
					3,507,592
Germany - 1.2%
FMS Wertmanagement, Govt. Gtd. Notes	EUR	0.38	4/29/2030	200,000	249,696
HELLA GmbH & Co., Sr. Unscd. Notes	EUR	1.00	5/17/2024	388,000	469,563
Infineon Technologies, Jr. Sub. Bonds	EUR	3.63	4/1/2028	200,000	241,921
Infineon Technologies, Jr. Sub. Notes	EUR	2.88	4/1/2025	300,000	354,304
Vertical Midco GmbH, Sr. Scd. Bonds	EUR	4.38	7/15/2027	163,000	193,404
					1,508,888

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 91.3% (continued)
India - .8%
GMR Hyderabad International Airport, Sr. Scd. Notes		4.25	10/27/2027	401,000		357,129
Housing Development Finance, Sr. Unscd. Notes	INR	8.22	3/28/2022	30,000,000		413,280
National Highways Authority of India, Sr. Unscd. Bonds	INR	7.30	5/18/2022	20,000,000		267,837
					1,038,246
Indonesia - 1.0%
Indonesia, Sr. Unscd. Notes		5.88	1/15/2024	1,050,000		1,209,763
Ireland - 1.2%
Allied Irish Banks, Sub. Notes	EUR	4.13	11/26/2025	281,000		334,341
Bank of Ireland Group, Sub. Notes	GBP	3.13	9/19/2027	100,000		130,416
Silverback Finance, Sr. Scd. Bonds	EUR	3.13	2/25/2037	294,697		375,549
Virgin Media Vendor Financing Notes III, Gtd. Bonds	GBP	4.88	7/15/2028	530,000		705,180
					1,545,486
Italy - 2.0%
Intesa Sanpaolo, Gtd. Notes		7.70	9/17/2025	325,000	[b]	334,078
Italy Buoni Poliennali del Tesoro, Sr. Unscd. Bonds	EUR	5.00	8/1/2034	500,000	[b]	859,150
Telecom Italia, Sr. Unscd. Notes		5.30	5/30/2024	200,000	[b]	223,801
UniCredit, Jr. Sub. Bonds		8.00	6/3/2024	560,000		585,620
UniCredit, Jr. Sub. Notes	EUR	3.88	6/3/2027	600,000		526,102
					2,528,751
Japan - .8%
Japan, Bonds, Ser. 23	JPY	0.10	3/10/2028	109,779,200	[d]	1,034,686
Jersey - .4%
CPUK Finance, Scd. Bonds	GBP	4.25	8/28/2022	420,000		538,765
Luxembourg - 4.8%
4Finance, Gtd. Notes		10.75	5/1/2022	200,000		153,003
ADO Properties, Sr. Unscd. Notes	EUR	3.25	8/5/2025	300,000		349,395
Altice Financing, Sr. Scd. Bonds	EUR	3.00	1/15/2028	340,000		378,024
AnaCap Financial Europe, Sr. Scd. Notes, 3 Month EURIBOR +5.00% @ Floor	EUR	5.00	8/1/2024	400,000	[c,e]	389,803
B&M European Value Retail, Sr. Scd. Notes	GBP	3.63	7/15/2025	125,000		165,609
Cirsa Finance International, Sr. Scd. Bonds	EUR	4.75	5/22/2025	332,000		347,527
DH Europe Finance II, Gtd. Bonds	EUR	0.45	3/18/2028	193,000		226,673
DH Europe Finance II, Gtd. Notes		2.20	11/15/2024	111,000		117,871
Matterhorn Telecom, Sr. Scd. Notes	EUR	3.13	9/15/2026	339,000		389,217
Millicom International Cellular, Sr. Unscd. Notes		6.63	10/15/2026	220,000		240,309

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a] Value ($)
Bonds and Notes - 91.3% (continued)
Luxembourg - 4.8% (continued)
Nestle Finance International, Gtd. Notes	EUR	0.13	11/12/2027	459,000	546,862
Prologis International Funding II, Gtd. Notes	EUR	1.63	6/17/2032	126,000	158,246
Richemont International Holding, Gtd. Notes	EUR	0.75	5/26/2028	508,000	623,166
SELP Finance, Gtd. Bonds	EUR	1.25	10/25/2023	535,000	639,974
SIG Combibloc PurchaseCo, Gtd. Notes	EUR	1.88	6/18/2023	333,000	400,632
Summer BC Holdco B, Sr. Scd. Bonds	EUR	5.75	10/31/2026	536,000	610,643
Whirlpool EMEA Finance, Gtd. Notes	EUR	0.50	2/20/2028	370,000	413,387
					6,150,341
Malaysia - 1.9%
Malaysia, Bonds, Ser. 119	MYR	3.91	7/15/2026	9,428,000	2,434,834
Mexico - 3.0%
Mexican Bonos, Bonds, Ser. M20	MXN	7.50	6/3/2027	16,430,000	826,771
Mexican Bonos, Sr. Unscd. Bonds, Ser. M20	MXN	8.50	5/31/2029	29,851,100	1,602,248
Mexico, Sr. Unscd. Notes		3.90	4/27/2025	963,000	1,045,269
Sigma Alimentos, Gtd. Bonds	EUR	2.63	2/7/2024	276,000	336,168
					3,810,456
Netherlands - 4.4%
IHS Netherlands Holdco, Gtd. Notes		7.13	3/18/2025	202,000	206,545
ING Groep, Jr. Sub. Bonds		6.75	4/16/2024	570,000	595,741
Linde Finance, Gtd. Notes	EUR	0.25	5/19/2027	600,000	716,306
Petrobras Global Finance, Gtd. Notes		6.90	3/19/2049	315,000	351,157
Reckitt Benckiser Treasury Services Nederland, Gtd. Notes	EUR	0.38	5/19/2026	520,000	621,010
Shell International Finance, Gtd. Notes	EUR	1.13	4/7/2024	420,000	517,220
Sigma Finance Netherlands, Gtd. Notes		4.88	3/27/2028	400,000	442,372
Telefonica Europe, Gtd. Notes	EUR	4.38	3/14/2025	400,000	496,997
United Group, Sr. Scd. Notes	EUR	4.88	7/1/2024	137,000	165,326
United Group, Sr. Scd. Notes, 3 Month EURIBOR +4.13% @ Floor	EUR	4.13	5/15/2025	190,000	[e] 221,298
Volkswagen International Finance, Gtd. Notes	EUR	3.88	6/17/2029	600,000	699,906
Vonovia Finance, Gtd. Notes, Ser. DIP	EUR	1.50	3/31/2025	400,000	499,588
					5,533,466
New Zealand - 1.7%
New Zealand, Govt. Gtd. Bonds	NZD	3.50	4/14/2033	860,000	701,080

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 91.3% (continued)
New Zealand - 1.7% (continued)
New Zealand, Sr. Unscd. Bonds, Ser. 930	NZD	3.00	9/20/2030	1,550,000	[d]	1,475,580
					2,176,660
Norway - 3.4%
DNB Boligkreditt, Covered Bonds		2.50	3/28/2022	255,000		263,438
Norway, Bonds, Ser. 479	NOK	1.75	2/17/2027	33,855,000	[b]	4,054,987
					4,318,425
Panama - .5%
Carnival, Sr. Scd. Notes		11.50	4/1/2023	640,000	[b]	697,424
Paraguay - 1.0%
Paraguay, Sr. Unscd. Bonds		5.00	4/15/2026	1,110,000		1,284,825
Peru - 1.1%
Peruvian, Sr. Unscd. Notes	PEN	8.20	8/12/2026	3,850,000		1,451,486
Philippines - 1.5%
Philippine, Sr. Unscd. Notes		2.46	5/5/2030	600,000		660,154
Philippine, Sr. Unscd. Notes	PHP	4.95	1/15/2021	60,000,000		1,232,114
					1,892,268
Qatar - .9%
Qatar, Sr. Unscd. Notes		3.40	4/16/2025	1,042,000		1,151,535
Singapore - .2%
Mulhacen, Sr. Scd. Bonds	EUR	6.50	8/1/2023	380,000		192,446
Spain - 3.3%
Banco Bilbao Vizcaya Argentaria, Jr. Sub. Bonds	EUR	5.88	5/24/2022	600,000		676,597
Banco Santander, Jr. Sub. Bonds	EUR	5.25	9/29/2023	600,000		659,049
Cellnex Telecom, Sr. Unscd. Notes	EUR	1.88	6/26/2029	600,000		712,991
Spain, Bonds	EUR	5.15	10/31/2028	1,310,000	[b]	2,176,798
					4,225,435
Supranational - 2.3%
European Bank for Reconstruction & Development, Sr. Unscd. Notes	IDR	6.45	12/13/2022	20,100,000,000		1,373,408
European Bank for Reconstruction & Development, Sr. Unscd. Notes	IDR	8.30	10/2/2020	5,800,000,000		398,035
Gems Menasa Cayman, Sr. Scd. Notes		7.13	7/31/2026	203,000	[b]	197,925
International Bank for Reconstruction & Development, Sr. Unscd. Notes	GBP	4.88	12/7/2028	500,000		894,414
					2,863,782
Sweden - 1.9%
Akelius Residential Property, Sub. Notes	EUR	2.25	5/17/2081	140,000		152,646
Stadshypotek, Covered Bonds		2.50	4/5/2022	307,000		317,659
Stadshypotek, Covered Notes, Ser. 1588	SEK	1.50	3/1/2024	6,000,000		716,962

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 91.3% (continued)
Sweden - 1.9% (continued)
Swedbank Hypotek, Covered Notes, Ser. 191	SEK	1.00	6/15/2022	10,100,000		1,171,656
					2,358,923
Switzerland - 1.4%
Credit Suisse Group, Jr. Sub. Notes		7.25	9/12/2025	570,000		606,734
UBS, Sr. Unscd. Notes	GBP	1.25	12/10/2020	200,000		262,528
UBS, Sub. Notes	EUR	4.75	2/12/2026	235,000		282,925
UBS Group, Jr. Sub. Bonds		5.00	1/31/2023	630,000		608,495
					1,760,682
United Arab Emirates - 1.1%
Abu Dhabi, Sr. Unscd. Notes		2.50	4/16/2025	1,281,000		1,370,670
United Kingdom - 9.2%
Anglian Water Services Financing, Sr. Scd. Notes	GBP	1.63	8/10/2025	215,000		292,126
Bupa Finance, Gtd. Bonds	GBP	6.13	9/16/2020	130,000		171,131
Coca-Cola European Partners, Gtd. Notes	EUR	1.13	5/26/2024	160,000		197,170
Coventry Building Society, Sr. Unscd. Notes	EUR	2.50	11/18/2020	400,000		474,850
Drax Finco, Sr. Scd. Bonds	GBP	4.25	5/1/2022	274,000		362,772
eG Global Finance, Sr. Scd. Notes	EUR	4.38	2/7/2025	341,000		381,762
Iceland Bondco, Sr. Scd. Notes	GBP	4.63	3/15/2025	350,000		421,998
Informa, Gtd. Notes	EUR	1.50	7/5/2023	254,000		298,035
Investec, Jr. Sub. Notes	GBP	6.75	12/5/2024	400,000		447,896
Iron Mountain UK, Gtd. Notes	GBP	3.88	11/15/2025	210,000		274,679
Jerrold Finco, Sr. Scd. Bonds	GBP	4.88	1/15/2026	165,000		200,866
Jerrold Finco, Sr. Scd. Bonds	GBP	6.13	1/15/2024	208,000		264,648
Lloyds Banking Group, Jr. Sub. Bonds	EUR	4.95	6/27/2025	550,000		635,725
Lloyds Banking Group, Jr. Sub. Notes	GBP	5.13	12/27/2024	560,000		689,971
Mitchells & Butlers Finance, Scd. Bonds, Ser. B2	GBP	6.01	12/15/2028	339,880		473,808
Motability Operations Group, Gtd. Notes	EUR	1.63	6/9/2023	200,000		248,542
National Express Group, Gtd. Notes	GBP	2.38	11/20/2028	334,000		428,790
Nationwide Building Society, Jr. Sub. Bonds	GBP	5.88	6/20/2025	450,000		599,539
Natwest Group, Jr. Sub. Bonds		7.50	8/10/2020	600,000		600,126
Natwest Group, Jr. Sub. Notes		6.00	12/29/2025	613,000		645,183
Pinewood Finance, Sr. Scd. Bonds	GBP	3.25	9/30/2025	109,000		143,441
Saga, Gtd. Bonds	GBP	3.38	5/12/2024	228,000		239,149
Synlab Bondco, Sr. Scd. Notes, 3 Month EURIBOR +4.75% @ Floor	EUR	4.75	7/1/2025	185,000	[e]	220,065
TESCO, Sr. Unscd. Notes	GBP	3.32	11/5/2025	100,000	[d]	267,338

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 91.3% (continued)
United Kingdom - 9.2% (continued)
Tesco Property Finance 3, Sr. Scd. Bonds	GBP	5.74	4/13/2040	144,381		258,049
UNITE USAF II, Mortgage Backed Notes	GBP	3.37	6/30/2023	300,000		409,211
Vedanta Resources Finance II, Gtd. Bonds		9.25	4/23/2026	490,000		346,675
Virgin Money UK, Sr. Unscd. Notes	GBP	3.13	6/22/2025	580,000		751,291
Vodafone Group, Jr. Sub. Bonds	GBP	4.88	10/3/2078	194,000		271,021
Vodafone Group, Jr. Sub. Notes		7.00	4/4/2079	200,000		240,629
Wagamama Finance, Sr. Scd. Notes	GBP	4.13	7/1/2022	100,000		119,933
Yorkshire Building Society, Covered Bonds, 3 Month SONIO +.60%	GBP	0.66	11/19/2023	260,000	[e]	342,899
					11,719,318
United States - 20.2%
American Airlines, Sr. Scd. Notes		11.75	7/15/2025	671,000	[b]	585,114
Apple, Sr. Unscd. Notes		1.13	5/11/2025	684,000		703,583
AT&T, Sr. Unscd. Notes	EUR	1.60	5/19/2028	476,000		595,369
Best Buy, Sr. Unscd. Bonds		5.50	3/15/2021	210,000		213,742
Best Buy, Sr. Unscd. Notes		4.45	10/1/2028	248,000		293,294
Brixmor Operating Partnership, Sr. Unscd. Notes		4.05	7/1/2030	408,000		430,011
CCO Holdings, Sr. Unscd. Notes		4.75	3/1/2030	281,000	[b]	299,441
CEMEX Finance, Sr. Scd. Notes		6.00	4/1/2024	432,000		439,716
Citigroup, Sub. Notes		5.50	9/13/2025	450,000		537,236
Cleveland-Cliffs, Gtd. Notes		5.88	6/1/2027	520,000		447,840
Comcast, Gtd. Notes		3.30	4/1/2027	86,000		98,426
Comcast, Gtd. Notes, 3 Month LIBOR +.33%		0.63	10/1/2020	116,000	[e]	116,069
CSC Holdings, Gtd. Notes		6.63	10/15/2025	640,000	[b]	670,400
Dell International, Gtd. Notes		7.13	6/15/2024	602,000	[b]	625,604
Diamond Sports Group, Sr. Scd. Notes		5.38	8/15/2026	620,000	[b]	478,941
Digital Euro Finco, Gtd. Notes	EUR	1.13	4/9/2028	439,000		525,288
Fidelity National Information Services, Sr. Unscd. Notes	EUR	0.63	12/3/2025	201,000		240,905
General Electric, Sr. Unscd. Notes	GBP	6.44	11/15/2022	12,833		17,438
IQVIA, Gtd. Notes	EUR	2.88	6/15/2028	622,000		750,029
JPMorgan Chase & Co., Sr. Unscd. Notes		2.08	4/22/2026	1,000,000		1,049,669
JPMorgan Chase & Co., Sr. Unscd. Notes, 3 Month LIBOR +1.21%		1.47	10/29/2020	323,000	[e]	323,604
L Brands, Gtd. Notes		5.63	2/15/2022	620,000		633,640
Laureate Education, Gtd. Notes		8.25	5/1/2025	265,000	[b]	283,713
Level 3 Financing, Gtd. Notes		5.38	1/15/2024	660,000		673,705
Microsoft, Sr. Unscd. Bonds		2.00	8/8/2023	250,000		262,509

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 91.3% (continued)
United States - 20.2% (continued)
Mileage Plus Holdings, Sr. Scd. Notes		6.50	6/20/2027	90,000	[b]	93,375
Netflix, Sr. Unscd. Notes	EUR	3.63	6/15/2030	325,000		418,692
New York Life Global Funding, Scd. Notes		1.70	9/14/2021	270,000		274,284
NextEra Energy Capital Holdings, Gtd. Notes		3.25	4/1/2026	101,000		114,465
PepsiCo, Sr. Unscd. Notes	EUR	0.25	5/6/2024	266,000		318,036
PG&E, Sr. Scd. Notes		5.00	7/1/2028	660,000		679,981
Refinitiv US Holdings, Sr. Unscd. Notes	EUR	6.88	11/15/2026	150,000		189,739
Silgan Holdings, Sr. Unscd. Notes		4.13	2/1/2028	44,000		45,210
Sprint, Gtd. Notes		7.88	9/15/2023	260,000		302,250
Sprint Capital, Gtd. Notes		8.75	3/15/2032	228,000		351,918
T-Mobile USA, Gtd. Notes		6.00	3/1/2023	693,000		699,854
U.S. Treasury Bonds		2.88	5/15/2043	1,628,700		2,213,123
U.S. Treasury Bonds		3.00	11/15/2045	2,325,700	[c]	3,266,337
U.S. Treasury Inflation Indexed Bonds, US CPI Urban Consumers Not Seasonally Adjusted		1.00	2/15/2046	865,664	[d]	1,201,504
U.S. Treasury Inflation Indexed Bonds, US CPI Urban Consumers Not Seasonally Adjusted		2.38	1/15/2025	1,402,638	[d]	1,631,760
U.S. Treasury Separate Trading of Registered Interest and Principal Securities, Bonds		0.00	5/15/2043	2,192,300	[f]	1,682,860
Upjohn, Gtd. Notes		2.30	6/22/2027	150,000	[b]	158,131
Zayo Group Holdings, Sr. Scd. Notes		4.00	3/1/2027	660,000	[b]	662,320
					25,599,125
Uzbekistan - .8%
Uzbekistan, Sr. Unscd. Notes		4.75	2/20/2024	950,000		1,013,436
Vietnam - .0%
Vietnam, Sr. Unscd. Bonds		4.80	11/19/2024	13,000		14,463
Total Bonds and Notes (cost $111,860,507)				115,837,758
Description /Number of Contracts/Counterparty	Exercise Price		Expiration Date	Notional Amount ($)		Value ($)
Options Purchased - .0%
Put Options - .0%
U.S Treasury 10 Year December Future, Contracts 144 (cost $39,233)		137.50	10/23/2020	14,400,000		31,500

Exchange-Traded Funds - 7.3%
United States - 7.3%
iShares 0-5 Year Investment Grade Corporate Bond ETF				22,648		1,184,264

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Exchange-Traded Funds - 7.3% (continued)
United States - 7.3% (continued)
iShares iBoxx High Yield Corporate Bond ETF			15,166	1,295,025
iShares iBoxx Investment Grade Corporate Bond ETF			3,697	511,480
iShares JP Morgan USD Emerging Markets Bond Fund ETF			36,845	4,166,801
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF			76,039	2,039,366
Total Exchange-Traded Funds (cost $8,964,327)			9,196,936
Description	1-Day Yield (%)		Shares	Value ($)
Investment Companies - 1.0%
Registered Investment Companies - 1.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $1,236,964)	0.26		1,236,964	[g] 1,236,964

Investment of Cash Collateral for Securities Loaned - .8%
Registered Investment Companies - .8%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $1,040,544)	0.26		1,040,544	[g] 1,040,544
Total Investments (cost $123,141,575)			100.4%	127,343,702
Liabilities, Less Cash and Receivables			(0.4%)	(525,687)
Net Assets			100.0%	126,818,015

ETF—Exchange-Traded Fund

EURIBOR—Euro Interbank Offered Rate

LIBOR—London Interbank Offered Rate

SONIO—Sterling Overnight Index Average

AUD—Australian Dollar

CAD—Canadian Dollar

COP—Colombian Peso

CZK—Czech Koruna

DKK—Danish Krone

EUR—Euro

GBP—British Pound

IDR—Indonesian Rupiah

INR—Indian Rupee

JPY—Japanese Yen

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

SEK—Swedish Krona

STATEMENT OF INVESTMENTS (Unaudited) (continued)

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, these securities were valued at $15,649,640 or 12.34% of net assets.

c Security, or portion thereof, on loan. At July 31, 2020, the value of the fund’s securities on loan was $4,265,257 and the value of the collateral was $4,454,199, consisting of cash collateral of $1,040,544 and U.S. Government & Agency securities valued at $3,413,655.

d Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

e Variable rate security—rate shown is the interest rate in effect at period end.

f Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

g Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Global Dynamic Bond Income Fund

July 31, 2020 (Unaudited)

The following is a summary of the inputs used as of July 31, 2020 in valuing the fund’s investments:

Assets ($)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Investments in Securities: †
Corporate Bonds	−	66,487,341	−	66,487,341
Exchange-Traded Funds	9,196,936	−	−	9,196,936
Foreign Governmental	−	39,354,833	−	39,354,833
Investment Companies	2,277,508	−	−	2,277,508
U.S. Treasury Securities	−	9,995,584	−	9,995,584
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	−	1,768,137	−	1,768,137
Options Purchased	31,500	−	−	31,500
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	−	(6,233,082)	−	(6,233,082)
Futures††	(72,792)	−	−	(72,792)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FUTURES
BNY Mellon Global Dynamic Bond Income Fund

July 31, 2020 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized (Depreciation) ($)
Futures Short
Euro-Bond	16	9/8/2020	3,298,985[a]	3,345,755	(46,770)
Long Gilt	16	9/28/2020	2,875,769[a]	2,901,791	(26,022)
Gross Unrealized Depreciation				(72,792)

a Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon Global Dynamic Bond Income Fund

July 31, 2020 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
CIBC World Markets Corp.
British Pound	2,200,673	United States Dollar	2,678,118	8/14/2020	202,782
Australian Dollar	798,200	United States Dollar	551,354	8/14/2020	18,952
Mexican Peso	16,468,000	United States Dollar	682,748	8/14/2020	55,861
Euro	658,486	United States Dollar	726,102	8/14/2020	49,788
United States Dollar	1,289,811	Euro	1,191,504	8/14/2020	(114,132)
New Zealand Dollar	674,689	United States Dollar	411,943	8/14/2020	35,521
Citigroup
British Pound	449,245	United States Dollar	556,305	8/14/2020	31,802
United States Dollar	3,762,794	British Pound	3,008,947	8/14/2020	(176,217)
United States Dollar	475,284	Czech Koruna	11,863,123	8/14/2020	(57,191)
United States Dollar	436,241	Euro	387,212	8/14/2020	(20,009)
United States Dollar	7,433,695	Australian Dollar	11,538,794	8/14/2020	(810,663)
New Zealand Dollar	714,867	United States Dollar	432,340	8/14/2020	41,771
HSBC
Hungarian Forint	218,939,714	United States Dollar	676,147	8/14/2020	72,622
Euro	1,761,000	United States Dollar	2,031,939	8/14/2020	43,038
British Pound	148,789	United States Dollar	186,728	8/14/2020	8,052
United States Dollar	1,655,728	British Pound	1,263,000	8/14/2020	2,335
United States Dollar	140,461	Czech Koruna	3,104,000	8/14/2020	1,138
Australian Dollar	942,921	United States Dollar	656,475	8/14/2020	17,233
United States Dollar	3,541,594	Norwegian Krone	36,384,031	8/14/2020	(456,164)
United States Dollar	152,266	Japanese Yen	15,963,000	8/14/2020	1,443

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS (Unaudited) (continued)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
J.P. Morgan Securities
New Zealand Dollar	591,612	United States Dollar	356,701	8/14/2020	35,666
United States Dollar	3,475,055	New Zealand Dollar	5,757,313	8/14/2020	(343,286)
Japanese Yen	174,493,597	United States Dollar	1,637,167	8/14/2020	11,500
Euro	611,797	United States Dollar	663,047	8/14/2020	57,830
United States Dollar	3,265,061	Euro	2,965,693	8/14/2020	(229,400)
United States Dollar	543,640	Danish Krone	3,729,408	8/14/2020	(46,463)
British Pound	1,114,897	United States Dollar	1,385,464	8/14/2020	74,047
Australian Dollar	699,291	United States Dollar	488,356	8/14/2020	11,281
RBS Securities
United States Dollar	1,250,521	Malaysian Ringgit	5,406,000	8/14/2020	(23,716)
United States Dollar	1,725,272	Indonesian Rupiah	26,900,448,000	8/14/2020	(114,740)
United States Dollar	1,949,336	Euro	1,744,226	8/14/2020	(105,877)
British Pound	639,433	United States Dollar	797,998	8/14/2020	39,084
United States Dollar	1,144,285	Philippine Peso	58,267,000	8/14/2020	(40,469)
United States Dollar	686,936	Indian Rupee	52,846,000	8/14/2020	(18,497)
State Street Bank and Trust Company
United States Dollar	841,351	Mexican Peso	20,120,000	8/14/2020	(61,054)
Indonesian Rupiah	26,900,448,000	United States Dollar	1,817,831	8/14/2020	22,181
Malaysian Ringgit	5,406,000	United States Dollar	1,268,210	8/14/2020	6,027
United States Dollar	457,028	Malaysian Ringgit	1,933,000	8/14/2020	1,405
Norwegian Krone	12,347,000	United States Dollar	1,313,229	8/14/2020	43,419
United States Dollar	1,347,757	Norwegian Krone	12,483,000	8/14/2020	(23,834)
Canadian Dollar	1,750,000	United States Dollar	1,245,481	8/14/2020	61,065
United States Dollar	1,408,789	Canadian Dollar	1,909,000	8/14/2020	(16,466)
British Pound	1,035,313	United States Dollar	1,290,426	8/14/2020	64,901

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
State Street Bank and Trust Company (continued)
United States Dollar	16,787,059	British Pound	13,475,221	8/14/2020	(853,347)
United States Dollar	93,688	New Zealand Dollar	146,000	8/14/2020	(3,142)
Colombian Peso	6,427,891,000	United States Dollar	1,710,824	8/14/2020	9,292
United States Dollar	1,621,976	Colombian Peso	6,427,891,000	8/14/2020	(98,140)
United States Dollar	1,683,581	Swedish Krona	16,563,687	8/14/2020	(203,144)
United States Dollar	1,978,718	Brazilian Real	10,581,000	8/14/2020	(48,383)
Euro	965,908	United States Dollar	1,112,642	8/14/2020	25,482
United States Dollar	21,356,621	Euro	19,596,236	8/14/2020	(1,733,524)
Australian Dollar	2,447,781	United States Dollar	1,695,488	8/14/2020	53,428
Czech Koruna	49,190,774	United States Dollar	1,978,897	8/14/2020	229,024
UBS Securities
New Zealand Dollar	715,322	United States Dollar	432,135	8/14/2020	42,278
British Pound	1,052,000	United States Dollar	1,294,560	8/14/2020	82,613
United States Dollar	3,519,979	British Pound	2,858,000	8/14/2020	(221,428)
Hungarian Forint	364,702,378	United States Dollar	1,121,760	8/14/2020	125,514
United States Dollar	1,797,529	Hungarian Forint	583,642,092	8/14/2020	(198,513)
Norwegian Krone	12,097,000	United States Dollar	1,186,328	8/14/2020	142,851
United States Dollar	333,462	Japanese Yen	35,848,000	8/14/2020	(5,240)
United States Dollar	1,892,324	Canadian Dollar	2,660,313	8/14/2020	(93,859)
United States Dollar	846,239	Czech Koruna	21,089,162	8/14/2020	(100,345)
Australian Dollar	685,802	United States Dollar	443,088	8/14/2020	46,911
United States Dollar	333,639	Euro	296,596	8/14/2020	(15,839)
Gross Unrealized Appreciation					1,768,137
Gross Unrealized Depreciation					(6,233,082)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board Members (“Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid

NOTES

prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

NOTES

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2020 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the

NOTES

exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to market riskinterest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates. The maximum payout for those contracts is limited to the number of call option contracts written and the related strike prices, respectively.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates

NOTES

on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At July 31, 2020, accumulated net unrealized appreciation on investments was $4,202,127, consisting of $6,834,080 gross unrealized appreciation and $2,631,953 gross unrealized depreciation.

At July 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.